INCOME AND SOCIAL CONTRIBUTION TAXES	12 Months Ended
Dec. 31, 2018
INCOME AND SOCIAL CONTRIBUTION TAXES
INCOME AND SOCIAL CONTRIBUTION TAXES

NOTE 8 — INCOME AND SOCIAL CONTRIBUTION TAXES

In Brazil, income taxes include federal income tax (IR) and social contribution (CS), which represents an additional federal income tax. The statutory rates for income tax and social contribution are 25% and 9%, respectively, and are applicable for the years ended December 31, 2018, 2017 and 2016. The foreign subsidiaries of the Company are subject to taxation at rates ranging between 22.6% and 34.0%, without considering there are subsidiaries abroad with zero tax rate, which have mainly financial activities. The differences between the Brazilian tax rates and the rates of other countries are presented under “Difference in tax rates in foreign companies” in the reconciliation of income tax and social contribution below.

a) Reconciliations of income and social contribution taxes at statutory rates to amounts presented in the Statement of Income are as follows:

	2018	2017	2016
Income (loss) before income taxes	2,157,431	(43,276)	(2,581,615)
Statutory tax rates	34%	34%	34%
Income and social contribution taxes at statutory rates	(733,527)	14,714	877,749
Tax adjustment with respect to:
- Difference in tax rates in foreign companies	663,116	(183,787)	(1,162,174)
- Equity in earnings of unconsolidated companies	3,448	(11,763)	(4,342)
- Interest on equity*	128,418	113	(162)
- Tax credits and incentives	9,531	23,185	18,494
- Recognition of previously unrecognized tax losses	47,545	—	(40,279)
- Capital Gain**	—	(98,290)	—
- Other permanent differences, net	50,420	(39,563)	6,400
Income and social contribution taxes	168,951	(295,391)	(304,314)
Current	(629,209)	(313,758)	(110,511)
Deferred	798,160	18,367	(193,803)

(*)   Brazilian Law 9,249/95 provides that a company may, at its sole discretion, consider dividends distributions to shareholders to be considered as interest on own capital — subject to specific limitations - which has the effect of a taxable deduction in the determination of income tax and social contribution. The limitation is the greater of (i) shareholders’ equity multiplied by the TJLP (Long Term Interest Rate) rate or (ii) 50% of the net income in the fiscal year.

(**)  The merger of Gerdau Aços Especiais S.A. and Gerdau América Latina Part. S.A. at Gerdau S.A., generated a taxable capital gain.

b) Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates:

			Effect of selling
	Balance as of	Recognized in	of subsidiary	Comprehensive	Balance as of
	January 1, 2016	income	and others	Income	December 31, 2016

Tax loss carryforward	887,980	327,743	(263,297)	(78,069)	874,357
Social contribution tax losses	191,638	120,254	—	—	311,892
Provision for tax, civil and labor liabilities	639,566	118,526	(2,671)	(223)	755,198
Benefits granted to employees	549,865	(67,133)	34,982	(85,177)	432,537
Other temporary differences	381,991	(21,985)	20,776	(30,020)	350,762
Deferred exchange variance*	2,158,149	(907,690)	—	1,083	1,251,542
Provision for losses	151,678	(34,059)	(4,671)	(12)	112,936
Fair value adjustments on businesses acquired	(1,567,880)	270,541	2,984	216,925	(1,077,430)
	3,392,987	(193,803)	(211,897)	24,507	3,011,794

Non-current assets	4,307,462				3,407,230
Non-current liabilities	(914,475)				(395,436)

*Corresponds to deferred taxes over foreign exchange gains and loss which certain subsidiaries elected to tax on a cash basis

			Effect of selling
	Balance as of	Recognized in	of subsidiary	Comprehensive	Balance as of
	December 31, 2016	income	and Others	Income	December 31, 2017

Tax loss carryforward	874,357	157,402	(22,362)	(35,759)	973,638
Social contribution tax losses	311,892	58,963	(15,073)	—	355,782
Provision for tax, civil and labor liabilities	755,198	(479,836)	101	—	275,463
Benefits granted to employees	432,537	(48,466)	(9,363)	(91,905)	282,803
Other temporary differences	350,762	(81,627)	92,174	48,991	410,300
Deferred exchange variance*	1,251,542	(199,200)	8,185	—	1,060,527
Provision for losses	112,936	(2,208)	—	—	110,728
Fair value adjustments on businesses acquired	(1,077,430)	613,339	(51,606)	18,163	(497,534)
	3,011,794	18,367	2,056	(60,510)	2,971,707

Non-current assets	3,407,230				3,054,393
Non-current liabilities	(395,436)				(82,686)

*Corresponds to deferred taxes over foreign exchange gains and loss which certain subsidiaries elected to tax on a cash basis

	Balance as of	Recognized in		Comprehensive	Balance as of
	December 31, 2017	income	Others	Income	December 31, 2018

Tax loss carryforward	973,638	341,664	36,445	(11,814)	1,339,933
Social contribution tax losses	355,782	(18,524)	—	—	337,258
Provision for tax, civil and labor liabilities	275,463	(5,214)	168	—	270,417
Benefits granted to employees	282,803	(16,564)	67,184	(46,929)	286,494
Other temporary differences	410,300	93,094	17,177	5,247	525,818
Deferred exchange variance*	1,060,527	223,850	—	—	1,284,377
Provision for losses	110,728	(33,165)	(12)	6,286	83,837
Fair value adjustments on businesses acquired	(497,534)	213,019	(89,859)	1,926	(372,448)
	2,971,707	798,160	31,103	(45,284)	3,755,686

Non-current assets	3,054,393				3,874,054
Non-current liabilities	(82,686)				(118,368)

*Corresponds to deferred taxes over foreign exchange gains and loss which certain subsidiaries elected to tax on a cash basis

The recoverability analysis of deferred tax balances related to tax loss carryforward and social contribution tax losses performed by the Company are based on its business plans and aligned with other projections and analysis performed by the Company as, for example, the impairment of assets tests.

c) Estimated recovery and reversal of income and social contribution tax assets and liabilities are as follows:

	Assets
	2018	2017
2018	—	326,356
2019	609,546	198,590
2020	585,047	400,597
2021	338,896	369,857
2022	306,130	168,125
2023 after	2,034,435	1,590,868
	3,874,054	3,054,393

	Liabilities
	2018	2017
2018	—	(2,680)
2019	(18,055)	(6,116)
2020	(25,144)	(6,498)
2021	(13,548)	(4,745)
2022	(14,009)	(18,514)
2023 after	(47,612)	(44,133)
	(118,368)	(82,686)

d) Unrecognized deferred income tax assets:

Deferred tax assets have not been recognised in respect of the following items, because it is not probable that future taxable profit will be available against which the Company can use the benefits therefrom in some companies in Brazil. The Company has not recorded a portion of tax assets of R$ 265,403 (R$ 312,741 as of December 31, 2017), which do not have an expiration date. The subsidiaries abroad had R$ 398,364 (R$ 360,152 as of December 31, 2017) of tax credits on capital losses which deferred tax assets have not been booked and which expire between 2029 and 2035 and also several tax losses of state credits in the amount of R$  795,775 (R$ 1,137,548 as of December 31, 2017), which expire at various dates between 2019 and 2038.